UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

U.S. Government & Government

Sponsored Enterprises Money

Market Fund

For the fiscal year ended June 30, 2012

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund Annual Report
For the fiscal year ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this annual report for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the fiscal year ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

          For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class A
Actual	$1,000.00	$1,000.10	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.48	$0.40
Class B
Actual	$1,000.00	$1,000.00	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.39	$0.50
Class C
Actual	$1,000.00	$1,000.10	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.48	$0.40
Class I
Actual	$1,000.00	$1,000.10	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.48	$0.40

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.08% for Classes A, C and I and 0.10% for Class B) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity
June 30, 2012

Days	%*
1 – 30 days	41.13%
31 – 60 days	15.21%
61 – 90 days	22.27%
91 – 120 days	13.30%
Over 120 days	8.09%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments
June 30, 2012

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 68.42%
Federal Home Loan Bank	0.10%	8/28/2012	$20,000	$19,996,778
Federal Home Loan Bank	0.10%	8/31/2012	10,000	9,998,306
Federal Home Loan Bank	0.11%	7/6/2012	25,000	24,999,618
Federal Home Loan Bank	0.11%	7/27/2012	8,800	8,799,301
Federal Home Loan Bank	0.11%	8/1/2012	10,000	9,999,053
Federal Home Loan Bank	0.12%	8/10/2012	27,700	27,696,390
Federal Home Loan Bank	0.13%	9/21/2012	10,000	9,997,153
Federal Home Loan Bank	0.15%	9/21/2012	8,683	8,680,033
Federal Home Loan Bank	0.16%	9/21/2012	9,000	8,996,863
Federal Home Loan Bank	0.16%	10/5/2012	15,000	14,993,800
Federal Home Loan Bank	0.16%	11/7/2012	5,000	4,997,133
Federal Home Loan Mortgage Corp.	0.09%	7/16/2012	10,000	9,999,625
Federal Home Loan Mortgage Corp.	0.12%	10/15/2012	18,012	18,005,636
Federal Home Loan Mortgage Corp.	0.13%	9/17/2012	17,000	16,995,456
Federal Home Loan Mortgage Corp.	0.14%	9/4/2012	20,000	19,995,017
Federal Home Loan Mortgage Corp.	0.14%	10/16/2012	11,000	10,995,423
Federal Home Loan Mortgage Corp.	0.14%	11/2/2012	11,000	10,994,696
Federal Home Loan Mortgage Corp.	0.15%	9/4/2012	12,667	12,663,569
Federal Home Loan Mortgage Corp.	0.15%	10/22/2012	12,000	11,994,350
Federal Home Loan Mortgage Corp.	0.16%	10/1/2012	16,000	15,993,458
Federal Home Loan Mortgage Corp.	0.16%	11/26/2012	11,000	10,992,991
Federal National Mortgage Assoc.	0.11%	9/5/2012	13,000	12,997,497
Federal National Mortgage Assoc.	0.12%	7/11/2012	15,000	14,999,521
Federal National Mortgage Assoc.	0.14%	8/8/2012	17,000	16,997,488
Federal National Mortgage Assoc.	0.14%	8/29/2012	18,500	18,495,907
Federal National Mortgage Assoc.	0.15%	9/5/2012	13,000	12,996,425
Federal National Mortgage Assoc.	0.15%	10/10/2012	9,500	9,496,002
Federal National Mortgage Assoc.	0.16%	9/12/2012	23,100	23,092,505
Federal National Mortgage Assoc.	0.16%	12/5/2012	12,500	12,491,550
Federal National Mortgage Assoc.	0.16%	12/19/2012	10,000	9,992,400

Total Government Sponsored Enterprises Securities (cost $419,343,944)				419,343,944

4	See Notes to Financial Statements.

Schedule of Investments (concluded)
June 30, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 31.51%

Repurchase Agreements
Repurchase Agreement dated 6/29/2012, 0.09% due 7/2/2012 with Bank of America Corp. collateralized by $94,226,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; value: $143,313,777; proceeds: $139,902,049	$139,901	$139,901,000
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $1,905,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $1,901,190; proceeds: $1,863,191	1,863	1,863,189
Repurchase Agreement dated 6/29/2012, 0.03% due 7/2/2012 with J.P. Morgan Chase & Co. collateralized by $52,400,000 of Federal Farm Credit Bank at 0.21% due 8/6/2013; value: $52,407,947; proceeds: $51,364,128	51,364	51,364,000

Total Repurchase Agreements (cost $193,128,189)		193,128,189

Total Investments in Securities 99.93% (cost $612,472,133)*		$612,472,133

Other Assets in Excess of Liabilities 0.07%		434,932

Net Assets 100.00%		$612,907,065

*	Cost for Federal income tax purposes is $612,472,133. Weighted average maturity of investments: 51 days.

See Notes to Financial Statements.	5

Statement of Assets and Liabilities
June 30, 2012

ASSETS:
Investments in securities, at cost and fair value	$419,343,944
Investments in repurchase agreements, at cost and fair value	193,128,189
Receivables:
Capital shares sold	1,765,628
From advisor (See Note 3)	60,178
Interest	1,179
Prepaid expenses	60,107

Total assets	614,359,225

LIABILITIES:
Payables:
Capital shares reacquired	1,063,706
Directors’ fees	160,000
12b-1 distribution fees-Class B	10,758
Fund administration	20,436
Distributions payable	10,361
Accrued expenses and other liabilities	186,899

Total liabilities	1,452,160

NET ASSETS	$612,907,065

COMPOSITION OF NET ASSETS:
Paid-in capital	$612,902,145
Undistributed net investment income	259
Accumulated net realized gain on investments	4,661

Net Assets	$612,907,065

Net assets by class:
Class A Shares	$538,522,554
Class B Shares	$16,455,733
Class C Shares	$45,710,255
Class I Shares	$12,218,523
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	538,518,240
Class B Shares (400 million shares of common stock authorized, $.001 par value)	16,455,577
Class C Shares (500 million shares of common stock authorized, $.001 par value)	45,709,917
Class I Shares (100 million shares of common stock authorized, $.001 par value)	12,218,456
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

6	See Notes to Financial Statements.

Statement of Operations
For the Year Ended June 30, 2012

Investment income:
Interest and other	$529,235

Expenses:
Management fee	3,120,492
Shareholder servicing	872,843
Fund administration	274,549
12b-1 distribution plan-Class B	161,690
Registration	109,185
Professional	55,657
Reports to shareholders	49,206
Directors’ fees	20,972
Custody	10,719
Other	21,524

Gross expenses	4,696,837
Expense reductions (See Note 6)	(387)
Management fee waived and expenses reimbursed (See Note 3)	(4,143,792)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(157,378)

Net expenses	395,280

Net investment income	133,955

Net realized gain on investments	4,661

Net Increase in Net Assets Resulting From Operations	$138,616

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$133,955	$115,966
Net realized gain on investments	4,661	—

Net increase in net assets resulting from operations	138,616	115,966

Distributions to shareholders from:
Net investment income
Class A	(121,284)	(105,900)
Class C	(10,309)	(8,145)
Class I	(2,362)	(1,921)

Total distributions to shareholders	(133,955)	(115,966)

Capital share transactions (Net of share conversions) (See Note 9):
Net proceeds from sales of shares	1,407,324,879	1,207,396,829
Reinvestment of distributions	125,667	106,773
Cost of shares reacquired	(1,405,735,731)	(1,182,414,299)

Net increase in net assets resulting from capital share transactions	1,714,815	25,089,303

Net increase in net assets	1,719,476	25,089,303

NET ASSETS:
Beginning of year	$611,187,589	$586,098,286

End of year	$612,907,065	$611,187,589

Undistributed net investment income	$259	$259

8	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Year Ended 6/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income(a)	— (b)	— (b)	— (b)	.01	.03
Net realized gain	— (b)	—	—	—	—

Total from investment operations	— (b)	— (b)	— (b)	.01	.03

Distributions to shareholders from:
Net investment income	— (b)	— (b)	— (b)	(.01)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.02%	.02%	.59%	3.21%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.14%	.13%	.51%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.14%	.13%	.51%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66%	.68%	.76%	.79%	.90%

Net investment income	.02%	.02%	.02%	.53%	3.15%

Supplemental Data:

Net assets, end of year (000)	$538,523	$539,205	$498,657	$536,755	$425,473

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	9

Financial Highlights (continued)

	Class B Shares

	Year Ended 6/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income(a)	—	—	—	— (b)	.02
Net realized gain	— (b)	—	—	—	—

Total from investment operations	— (b)	—	—	— (b)	.02

Distributions to shareholders from:
Net investment income	—	—	—	— (b)	(.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.00%	.00%	.00%	.26%	2.44%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.08%	.16%	.15%	.80%	1.45%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.08%	.16%	.15%	.80%	1.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.41%	1.43%	1.51%	1.54%	1.66%

Net investment income	.00%	.00%	.00%	.19%	2.24%

Supplemental Data:

Net assets, end of year (000)	$16,456	$23,172	$33,210	$56,243	$39,283

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

10	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Year Ended 6/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income(a)	— (b)	— (b)	— (b)	.01	.03
Net realized gain	— (b)	—	—	—	—

Total from investment operations	— (b)	— (b)	— (b)	.01	.03

Distributions to shareholders from:
Net investment income	— (b)	— (b)	— (b)	(.01)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.02%	.02%	.59%	3.21%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.14%	.13%	.50%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.14%	.13%	.50%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66%	.68%	.76%	.79%	.91%

Net investment income	.02%	.02%	.02%	.44%	2.92%

Supplemental Data:

Net assets, end of year (000)	$45,710	$38,965	$45,310	$56,597	$27,276

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	11

Financial Highlights (concluded)

	Class I Shares

	Year Ended 6/30

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income(a)	— (b)	— (b)	— (b)	.01	.03
Net realized gain	— (b)	—	—	—	—

Total from investment operations	— (b)	— (b)	— (b)	.01	.03

Distributions to shareholders from:
Net investment income	— (b)	— (b)	— (b)	(.01)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.02%	.02%	.59%	3.21%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06%	.14%	.13%	.52%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.06%	.14%	.13%	.52%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66%	.68%	.76%	.79%	.90%

Net investment income	.02%	.02%	.02%	.58%	3.12%

Supplemental Data:

Net assets, end of year (000)	$12,219	$9,846	$8,921	$10,689	$10,925

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange; and Class B shares redeemed before the sixth anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The Board convenes on a regular basis to review fair value determinations made by the Pricing Committee.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2009 through June 30, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type	Level 1	Level 2	Level 3	Total

Government Sponsored Enterprises Securities	$—	$419,343,944	$—	$419,343,944
Repurchase Agreements	—	193,128,189	—	193,128,189

Total	$—	$612,472,133	$—	$612,472,133

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the fiscal year ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Lord Abbett voluntarily agreed to waive a portion of the Fund’s management fee and, if necessary, reimburse expenses to the extent necessary so Class A, C and I shares maintain a .02% annualized distribution yield, and Class B shares maintain a .00% annualized distribution yield. For the fiscal year ended June 30, 2012, Lord Abbett waived its entire management fee of $3,120,492 and reimbursed other expenses of $1,023,300. For the fiscal year ended June 30, 2012, Lord Abbett Distributor LLC (the “Distributor”) reimbursed Class B 12b-1 distribution fees of $157,378.

Lord Abbett and the Distributor each may stop or change the level of the voluntary waiver or reimbursement at any time.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees	Class A(1)	Class B	Class C(1)

Service and distribution fee	.15%	.75%	1.00%

(1)	The Fund has not activated its plan for Class A and Class C, and therefore, no payments are currently authorized under the distribution plan.

Class I shares do not have a distribution plan.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the fiscal years ended June 30, 2012 and 2011 was as follows:

	Year Ended 6/30/2012	Year Ended 6/30/2011

Distributions paid from:
Ordinary income	$133,955	$115,966

Total distributions paid	$133,955	$115,966

5.	DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

6.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

7.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

8.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notes to Financial Statements (continued)

These factors can affect the Fund’s performance.

9.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended June 30, 2012		Year Ended June 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,319,954,405	$1,319,954,406	1,145,775,921	$1,145,775,920
Converted from Class B*	3,983,327	3,983,327	3,309,540	3,309,541
Reinvestment of distributions	116,511	116,511	97,726	97,726
Shares reacquired	(1,324,741,167)	(1,324,741,170)	(1,108,634,887)	(1,108,634,890)

Increase (decrease)	(686,924)	$(686,926)	40,548,300	$40,548,297

Class B Shares

Shares sold	11,726,047	$11,726,047	11,544,478	$11,544,477
Shares reacquired	(14,458,760)	(14,458,760)	(18,273,612)	(18,273,613)
Converted to Class A*	(3,983,324)	(3,983,327)	(3,309,539)	(3,309,541)

Decrease	(6,716,037)	$(6,716,040)	(10,038,673)	$(10,038,677)

Class C Shares

Shares sold	61,774,440	$61,774,440	33,963,641	$33,963,641
Reinvestment of distributions	9,156	9,156	7,584	7,584
Shares reacquired	(55,038,580)	(55,038,581)	(40,316,526)	(40,316,526)

Increase (decrease)	6,745,016	$6,745,015	(6,345,301)	$(6,345,301)

Class I Shares

Shares sold	13,869,987	$13,869,986	16,112,790	$16,112,791
Reinvestment of distributions	—	—	1,463	1,463
Shares reacquired	(11,497,221)	(11,497,220)	(15,189,270)	(15,189,270)

Increase	2,372,766	$2,372,766	924,983	$924,984

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 23, 2012

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act (as Mr. Dow is the Senior Partner of Lord Abbett and Ms. Foster is the Managing Partner of Lord Abbett). Mr. Dow and Ms. Foster are officers and directors of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989 and Chairman since 1996	Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Directors
The following Independent Directors also are directors of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).
Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010).

Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited (since 2006), and serves as director of WellPoint, Inc., a health benefits company (since1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007)

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009-2011), and served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President - Director of Fundamental Research and Senior Portfolio at Alliance Bernstein, LLP (2003 - 2010).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

For foreign shareholders, all of the ordinary income distributions paid by the Fund during the fiscal year ended June 30, 2012 represent interest-related dividends.

Lord Abbett Privacy Policy

Your privacy is important to us. We respect every individual’s right to privacy and security of information that personally identifies you or your account with us. That is why we are committed to our Privacy Policy, which is outlined below.

We safeguard, according to strict standards of security and confidentiality, any nonpublic personal information our customers share with us. We do not sell personal information to anyone.

In order to properly execute your transactions, we may collect personal information, such as your name, address and social security number, from the applications or other forms that you complete, through your use of our website, and from market research companies. We also may collect information about your transactions with us or others, such as your account balance and investment and transaction history.

We may share nonpublic personal information with companies that provide services to us, such as transfer agents, printers, technology vendors and others, for your benefit and for the administration of our business. We require these companies to protect the confidentiality of your nonpublic personal information and to use it only for the purposes for which we disclosed the information.

We do not otherwise share nonpublic personal information we collect about you or any of our customers with anyone, except as required or permitted by law.

Our website uses cookies, which are small files placed on a computer’s hard drive that allows our website to recognize that computer each time someone uses it to visit our website. The file contains information about preferences for using our website that have been established by someone using that computer. Cookies may also be used to keep track of certain other information regarding the use of our website, such as website traffic data, that we may use to make decisions about ways to improve our website. The cookies we use do not include any information about your personal identity or your accounts.

We protect the integrity and privacy of your information in a number of ways. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to our customers. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at 800-821-5129. We will be happy to review, correct or update your personal or account information.

Note: If you invest in the Lord Abbett Family of Funds through an account that is controlled by another financial institution, such as a bank or broker-dealer, the other financial institution’s Privacy Policy may apply to you.

This Privacy Notice is being provided on behalf of the following entities:
Lord Abbett Family of Funds
Lord, Abbett & Co. LLC
Lord Abbett Distributor LLC

This page is not part of the Annual Report

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.	LAMM-2-0612 (08/12)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended June 30, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$34,000	$33,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$34,000	$33,000

Tax Fees {b}	4,177	4,066
All Other Fees	- 0 -	- 0 -

Total Fees	$38,177	$37,066

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended June 30, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

• any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended June 30, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$170,618	$203,580

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended June 30, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman
Date: August 21, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President
Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman
Date: August 21, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President
Date: August 21, 2012